Other long-term receivables (Details) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Other long-term receivables
R&D tax incentive	€ 1,258,000	€ 1,233,000
Prepayment option	66,000	91,000
Cash guarantees	507,000	394,000
Total other long term receivables	€ 1,831,000	€ 1,718,000